Inventory	12 Months Ended
Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Inventory	Note 5 - Inventory At December 31, 2024 and 2023, the Company had inventory of $233,510 and $795,824, consisting of finished goods, raw materials and packaging supplies.
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Inventory

NOTE 5 - INVENTORY

Inventory consists of the following for the fiscal periods presented:

	As of December 31,
	2024	2023

Raw material	$240,540	$54,954
Finished goods	439,228	908,433
Reserve for shrinkage	(3,748)	(1,099)
TOTAL	$676,020	$962,288